Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	$ 421	$ 15	$ 244	$ 459
Interest income	95	3	116	251
Interest expense	218	8	206	104
Operating costs and expenses	165,179		166,843	166,747
Depreciation and amortization	39,216		37,138	36,349
Capital expenditure	35,333	1,274	23,511	24,166
Gain (loss) on disposal of property, plant and equipment	(3)	0	1,428	(38)
Gain on disposal of investment properties, net	0	0	151	0
Impairment loss on right-of-use assets	420		0	0
Impairment loss on property, plant and equipment	0	0	0	93
Reversal of impairment loss on investment properties	83	3	27	57
Impairment loss on intangible assets	29		9	9
Impairment loss on other assets	0	$ 0	0	44
Domestic Fixed Communications Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	7		13	15
Interest expense	4		6	5
Operating costs and expenses	51,013		59,371	56,269
Depreciation and amortization	13,978		14,250	14,842
Capital expenditure	13,299		11,483	12,071
Gain (loss) on disposal of property, plant and equipment			1,442
Gain on disposal of investment properties, net			151
Impairment loss on right-of-use assets	0
Impairment loss on property, plant and equipment				0
Reversal of impairment loss on investment properties	83		27	57
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets				13
Mobile Communications Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	4		5	9
Interest expense	48		56	58
Operating costs and expenses	74,973		69,211	72,952
Depreciation and amortization	20,313		17,800	16,254
Capital expenditure	16,809		8,827	7,773
Gain (loss) on disposal of property, plant and equipment			(3)
Gain on disposal of investment properties, net			0
Impairment loss on right-of-use assets	0
Impairment loss on property, plant and equipment				0
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	29		9	9
Impairment loss on other assets				0
Internet Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	13		17	20
Interest expense	1		1	1
Operating costs and expenses	14,150		15,241	13,850
Depreciation and amortization	2,471		2,669	2,914
Capital expenditure	2,943		1,397	1,425
Gain (loss) on disposal of property, plant and equipment			0
Gain on disposal of investment properties, net			0
Impairment loss on right-of-use assets	0
Impairment loss on property, plant and equipment				0
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets				13
International Fixed Communications Business [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	0		0	0
Interest income	5		22	41
Interest expense	8		10	12
Operating costs and expenses	8,409		8,573	11,427
Depreciation and amortization	1,417		1,450	1,547
Capital expenditure	445		779	1,117
Gain (loss) on disposal of property, plant and equipment			0
Gain on disposal of investment properties, net			0
Impairment loss on right-of-use assets	420
Impairment loss on property, plant and equipment				0
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	0		0	0
Impairment loss on other assets				0
Other [Member]
Disclosure Of Operating Segments [Line Items]
Share of profits of associates and joint ventures accounted for using equity method	421		244	459
Interest income	66		59	166
Interest expense	157		133	28
Operating costs and expenses	16,634		14,447	12,249
Depreciation and amortization	1,037		969	792
Capital expenditure	1,837		1,025	1,780
Gain (loss) on disposal of property, plant and equipment			(11)
Gain on disposal of investment properties, net			0
Impairment loss on right-of-use assets	0
Impairment loss on property, plant and equipment				93
Reversal of impairment loss on investment properties	0		0	0
Impairment loss on intangible assets	$ 0		$ 0	0
Impairment loss on other assets				$ 18